3. Loans, Allowance for Loan Losses and Credit Quality (Details 5) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Group A	$ 585,180,366	$ 562,636,225
Group B	7,813,034	562,112
Group C	13,995,537	15,252,180
Total Loans	606,988,937	578,450,517
Commercial and industrial
Group A	93,774,871	78,585,348
Group B	3,295,223	90,763
Group C	1,860,737	2,090,582
Total Loans	98,930,831	80,766,693
Commercial Real Estate
Group A	233,702,063	226,785,919
Group B	4,517,811	246,357
Group C	8,062,852	8,285,872
Total Loans	246,282,726	235,318,148
Municipals
Group A	55,817,206
Group B	0
Group C	0
Total Loans	55,817,206
Residential real estate - 1st lien
Group A	154,770,678	161,293,233
Group B	0	224,992
Group C	3,566,618	4,146,950
Total Loans	158,337,296	165,665,175
Residential real estate - Jr lien
Group A	42,725,543	43,817,872
Group B	0	0
Group C	505,330	727,115
Total Loans	43,230,873	44,544,987
Consumer
Group A	4,390,005	5,086,830
Group B	0	0
Group C	0	1,661
Total Loans	$ 4,390,005	5,088,491
Municipal
Group A		47,067,023
Group B		0
Group C		0
Total Loans		$ 47,067,023